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Prospectus Supplement for Individuals Purchasing Mutual Funds
through American Express Financial Advisors Inc. Personal Financial Planners Located in Branches of Fleet Bank - NH, until further notice.

Publicly Offered Funds:                           Prospectus Form #
IDS Blue Chip Advantage Fund                           S-6025
IDS Bond Fund                                          S-6495
IDS California Tax-Exempt Fund                         S-6328
IDS Cash Management Fund                               S-6320
IDS Discovery Fund                                     S-6457
IDS Diversified Equity Income Fund                     S-6475
IDS Equity Select Fund                                 S-6426
IDS Equity Value Fund                                  S-6382
IDS Extra Income Fund                                  S-6370
IDS Federal Income Fund                                S-6042
IDS Global Bond Fund                                   S-6309
IDS Global Growth Fund                                 S-6334
IDS Growth Fund                                        S-6455
IDS High Yield Tax-Exempt Fund                         S-6430
IDS Insured Tax Exempt Fund                            S-6327
IDS International Fund                                 S-6140
IDS Managed Retirement Fund                            S-6141
IDS Massachusetts Tax-Exempt Fund                      S-6328
IDS Michigan Tax-Exempt Fund                           S-6328
IDS Minnesota Tax-Exempt Fund                          S-6328
IDS Mutual                                             S-6326
IDS New Dimensions Fund                                S-6440
IDS New York Tax-Exempt Fund                           S-6328
IDS Ohio Tax-Exempt Fund                               S-6328
IDS Precious Metals Fund                               S-6142
IDS Progressive Fund                                   S-6449
IDS Selective Fund                                     S-6376
IDS Stock Fund                                         S-6351
IDS Strategy Aggressive Fund                           S-6381
IDS Tax-Exempt Bond Fund                               S-6310
IDS Tax-Free Money Fund                                S-6433
IDS Utilities Income Fund                              S-6341

Quick telephone reference
For American Express Telephone
Transaction Service,
American Express Shareholder Service, and
American Express Infoline call:
1-800-777-2244

(replaces Special Shareholder
Services phone numbers listed inside)

S-6345A (2/96)
*valid until further notice
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Distribution of Funds' Shares

As described in the Prospectus, the Fund offers three classes of shares: Class A, Class B, and Class Y. Sales of Fund shares made by financial advisors from offices on the premises of Fleet Bank will be limited to Class A shares. If you would like to discuss whether another class of shares offered by the Prospectus might be a more appropriate investment for you, please call your local American Express Financial Advisors office.

The Fund's distributor, American Express Financial Advisors Inc., will make certain payments to Fleet Bank in connection with the sale of Fund shares from distributor's offices on Fleet Bank premises which distributor leases from Fleet Bank. [See the Statement of Additional Information for details].

The Glass-Steagall Act is a federal banking law that generally prohibits banks from publicly underwriting or distributing certain securities.

Fleet Bank believes that it may receive payments from the Fund's distributor in connection with the sale of Fund shares from distributor's offices on bank branch premises which distributor leases from bank, without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Fleet Bank from continuing to receive payment in connection with distributor's offices on Fleet Bank premises. It is not expected that existing shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

American Express Financial Advisors Inc. is not an affiliate of Fleet Bank. Investment products offered by American Express
Financial Advisors Inc.:
o    are NOT deposits of any bank
o    are NOT FDIC insured
o    are NOT obligations of any bank or bank affiliates
o    are NOT guaranteed or endorsed by any bank or bank affiliates
o DO involve investment risks including possible loss of principal amount invested

American Express financial planners offer investment and financial planning services on behalf of American Express Financial Advisors Inc.